Other investments (Tables)	12 Months Ended
Jun. 30, 2022
Other investments
Summary of financial assets measured at FVTPL

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in trust investment schemes	102,968	208,649
- Others	—	1,874
	102,968	210,523